Revenue - Summary of Incremental Costs of Obtaining Contracts (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Revenue [abstract]
Incremental costs of obtaining contracts, Current	$ 211		$ 0
Incremental costs of obtaining contracts, Noncurrent	$ 939	$ 31	$ 980